As filed with the Securities and Exchange Commission on October 23, 2009

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 99	(X)

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT	(X)
COMPANY ACT OF 1940
Amendment No. 99	(X)

MAXIM SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
8515 E. Orchard Road
Greenwood Village, Colorado 80111

Registrant's Telephone Number, including Area Code: (866) 831-7129

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:
Ann B. Furman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson St. N. W.
Suite 400 East
Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x on October 29, 2009, pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following: x this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 98 to this Registration Statement filed on August 12, 2009. The new effective date is October 29, 2009. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village in the State of Colorado on the 23rd day of October 2009.

MAXIM SERIES FUND, INC.
(Registrant)
By:	/s/M.T.G. Graye
M.T.G. Graye
President

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ M.T.G. Graye M.T.G. Graye	President and Chairman	October 23, 2009
/s/ C.P. Nelson C.P. Nelson	Director	October 23, 2009
/s/ R.P. Koeppe R.P. Koeppe*	Director	October 23, 2009
/s/ G.H. Klapper G.H. Klapper*	Director	October 23, 2009
/s/ S. Zisman S. Zisman*	Director	October 23, 2009
/s/ M.C. Maiers M.C. Maiers	Treasurer and Investment Operations Compliance Officer	October 23, 2009
*By: /s/ B.A. Byrne B.A. Byrne Attorney-in-fact		October 23, 2009

Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503).  Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 96 to the Registration Statement filed on February 13, 2009 (File No. 2-77503).